Segment information and revenue from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments
Rendering of services	€ 189,159	€ 126,642	€ 46,347
Sales of goods	764	1,739	2,433
Total Revenues from contracts with external customers	189,923	128,381	48,780
Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	150,584	94,068	7,447
-Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	141,133	81,065	508
-Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	3,622	6,575	25
Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	16,432	12,624	14,099
-Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers			7,417
North America
Disclosure of operating segments
Total Revenues from contracts with external customers	19,496	19,265	23,276
-United States
Disclosure of operating segments
Total Revenues from contracts with external customers	19,309	19,059	22,778
Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	2,593	1,888	2,987
Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	818	536	971
Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	61,910	62,739	44,417
Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	128,013	65,642	4,363
Pharmaceutical
Disclosure of operating segments
Rendering of services	14,879	15,947	19,089
Sales of goods	762	1,004	2,433
Total Revenues from contracts with external customers	15,641	16,951	21,522
Pharmaceutical | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	490	149	381
Pharmaceutical | -Germany
Disclosure of operating segments
Total Revenues from contracts with external customers			233
Pharmaceutical | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	117	56	122
Pharmaceutical | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	14,940	16,711	20,896
Pharmaceutical | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	14,940	16,711	20,896
Pharmaceutical | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	94	35	123
Pharmaceutical | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	14,879	15,947	17,159
Pharmaceutical | Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	762	1,004	4,363
Diagnostics
Disclosure of operating segments
Rendering of services	27,900	22,108	27,258
Total Revenues from contracts with external customers	27,900	22,108	27,258
Diagnostics | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	5,425	5,605	7,066
Diagnostics | -Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	211	186	275
Diagnostics | -Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	6	3	25
Diagnostics | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	16,315	12,568	13,977
Diagnostics | -Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers			7,417
Diagnostics | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	2,950	1,576	2,380
Diagnostics | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	2,763	1,370	1,882
Diagnostics | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	2,499	1,851	2,864
Diagnostics | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	711	508	971
Diagnostics | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	27,900	22,108	€ 27,258
COVID-19
Disclosure of operating segments
Rendering of services	146,380	88,587
Sales of goods	2	735
Total Revenues from contracts with external customers	146,382	89,322
COVID-19 | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	144,669	88,314
COVID-19 | -Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	140,922	80,879
COVID-19 | -Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	3,616	6,572
COVID-19 | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	1,606	978
COVID-19 | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	1,606	978
COVID-19 | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers		2
COVID-19 | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	107	28
COVID-19 | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	19,131	24,684
COVID-19 | Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	€ 127,251	€ 64,638